Transamerica International Focus VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Australia - 7.0%
Goodman Group, REIT	328,902	$ 8,411,025
National Australia Bank Ltd.	321,922	8,312,647
QBE Insurance Group Ltd.	678,852	7,762,626
		24,486,298
Austria - 2.2%
Erste Group Bank AG	138,358	7,585,147
China - 1.4%
Zijin Mining Group Co. Ltd., H Shares	2,144,925	4,872,666
Denmark - 3.4%
Novo Nordisk AS, Class B	99,799	11,725,717
France - 9.3%
Hermes International SCA	2,525	6,200,409
Sanofi SA	83,770	9,595,274
TotalEnergies SE	129,905	8,459,315
Vinci SA	69,177	8,081,605
		32,336,603
Germany - 1.8%
Merck KGaA	34,502	6,068,129
India - 1.8%
ICICI Bank Ltd., ADR	214,107	6,391,094
Ireland - 5.0%
CRH PLC	71,876	6,551,732
ICON PLC (A)	17,877	5,136,241
Kingspan Group PLC	60,458	5,676,653
		17,364,626
Italy - 4.3%
Intesa Sanpaolo SpA	1,719,747	7,346,262
Prysmian SpA	104,093	7,554,793
		14,901,055
Japan - 23.5%
Asahi Group Holdings Ltd.	512,094	6,693,119
Daiichi Sankyo Co. Ltd.	198,500	6,503,646
Hoya Corp.	50,500	6,951,766
ITOCHU Corp.	168,054	8,977,691
Mitsubishi Corp.	339,452	6,973,262
Nitto Denko Corp.	408,000	6,780,365
Nomura Research Institute Ltd.	148,900	5,490,833
Pan Pacific International Holdings Corp.	230,156	5,917,039
Shin-Etsu Chemical Co. Ltd.	163,200	6,786,894
Tokio Marine Holdings, Inc.	231,300	8,418,371
Tokyo Electron Ltd.	40,103	7,056,565
Toyota Motor Corp.	290,700	5,142,493
		81,692,044
Netherlands - 5.6%
ASML Holding NV	13,065	10,843,482
Wolters Kluwer NV	51,432	8,662,152
		19,505,634
	Shares	Value
COMMON STOCKS (continued)
Norway - 1.9%
DNB Bank ASA	329,772	$ 6,762,342
Republic of Korea - 1.5%
Samsung Electronics Co. Ltd.	111,826	5,259,080
Singapore - 2.3%
DBS Group Holdings Ltd.	264,904	7,842,519
Spain - 2.0%
Industria de Diseno Textil SA (B)	117,306	6,938,974
Sweden - 2.5%
Atlas Copco AB, A Shares	453,572	8,773,684
Switzerland - 6.5%
ABB Ltd.	124,825	7,225,352
Coca-Cola HBC AG	221,128	7,875,773
Givaudan SA	1,352	7,412,158
		22,513,283
Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	28,859	5,011,943
United Kingdom - 14.6%
Associated British Foods PLC	215,178	6,711,628
BAE Systems PLC	505,731	8,367,198
Compass Group PLC	235,931	7,551,346
Diploma PLC	76,413	4,529,791
InterContinental Hotels Group PLC	69,154	7,522,176
Legal & General Group PLC	2,273,161	6,877,490
Shell PLC	288,158	9,342,383
		50,902,012
Total Common Stocks (Cost $294,187,737)		340,932,850

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.10% (C), dated 09/30/2024, to be repurchased at $3,357,094 on 10/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $3,424,162.	$ 3,356,898	3,356,898
Total Repurchase Agreement (Cost $3,356,898)		3,356,898
Total Investments (Cost $297,544,635)		344,289,748
Net Other Assets (Liabilities) - 1.1%		3,687,054
Net Assets - 100.0%		$ 347,976,802
Transamerica Series Trust

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	12.9%	$44,240,011
Pharmaceuticals	9.8	33,892,766
Insurance	6.7	23,058,487
Semiconductors & Semiconductor Equipment	6.7	22,911,990
Chemicals	6.1	20,979,417
Trading Companies & Distributors	6.0	20,480,744
Oil, Gas & Consumable Fuels	5.2	17,801,698
Hotels, Restaurants & Leisure	4.4	15,073,522
Electrical Equipment	4.3	14,780,145
Beverages	4.2	14,568,892
Machinery	2.5	8,773,684
Professional Services	2.5	8,662,152
Industrial REITs	2.4	8,411,025
Aerospace & Defense	2.4	8,367,198
Construction & Engineering	2.3	8,081,605
Health Care Equipment & Supplies	2.0	6,951,766
Specialty Retail	2.0	6,938,974
Food Products	2.0	6,711,628
Construction Materials	1.9	6,551,732
Textiles, Apparel & Luxury Goods	1.8	6,200,409
Broadline Retail	1.7	5,917,039
Building Products	1.7	5,676,653
IT Services	1.6	5,490,833
Technology Hardware, Storage & Peripherals	1.5	5,259,080
Automobiles	1.5	5,142,493
Life Sciences Tools & Services	1.5	5,136,241
Metals & Mining	1.4	4,872,666
Investments	99.0	340,932,850
Short-Term Investments	1.0	3,356,898
Total Investments	100.0%	$ 344,289,748
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$16,539,278	$324,393,572	$—	$340,932,850
Repurchase Agreement	—	3,356,898	—	3,356,898
Total Investments	$16,539,278	$327,750,470	$—	$344,289,748
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $832,355, collateralized by non-cash collateral, such as U.S.
government securities and irrevocable letters of credit, of $874,451. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at September 30, 2024.
(D)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust

Transamerica International Focus VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica International Focus VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica International Focus VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust

Transamerica International Focus VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
SUBSEQUENT EVENT
Effective October 25, 2024, TAM replaced Epoch Investment Partners Inc. as sub-adviser to the Fund with Sands Capital Management, LLC. In connection with the change in sub-adviser: (i) the Fund's principle investment strategies and principal risks were revised; (ii) the Fund's management fee and sub-advisory fees were revised; and (iii) the investment objective of the Fund was revised.
Transamerica Series Trust